Cover	Nov. 18, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2024
Entity File Number	001-41952
Entity Registrant Name	TELOMIR PHARMACEUTICALS, INC.
Entity Central Index Key	0001971532
Entity Tax Identification Number	87-2606031
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	100 SE 2nd St
Entity Address, Address Line Two	Ste 2000 #1009
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(813)
Local Phone Number	864-2558
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	TELO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false